Note 1 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Branches	10
Finite-Lived Intangible Asset, Useful Life	10 years
Share-based Compensation (in Dollars)	$ 32,000	$ 59,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 1.75
Restricted Stock or Unit Expense (in Dollars)	32,000	43,000
Marketing and Advertising Expense (in Dollars)	423,000	439,000	401,000
Vested Shares [Member]
Share-based Compensation (in Dollars)	$ 0	$ 16,000	$ 0
Restricted Stock [Member]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares)	1,722	2,400
Furniture Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	40 years